PRINCIPAL ACTIVITIES AND ORGANIZATION (Tables)	12 Months Ended
Dec. 31, 2015
PRINCIPAL ACTIVITIES AND ORGANIZATION [Abstract]
Subsidiaries, VIE and VIE's Subsidiaries
Name	Date of Incorporation or Acquisition	Place of Incorporation	Relationship	Principal Activities
Subsidiaries
NQ International Limited (“NQ HK”) *	April 26, 2010	Hong Kong	Wholly-owned subsidiary	Consumer mobile security services in overseas markets
NQ Mobile US Inc. (“NQ US”)**	November 5, 2010	United States	Wholly-owned subsidiary	Consumer mobile value added services and advertising services in US and overseas markets.
NQ Mobile (Beijing) Co., Ltd. (“NQ Beijing” or “NQ WFOE”)	May 15, 2007	The PRC	Wholly-owned subsidiary	Consumer mobile security services in PRC and overseas markets, and technology consulting and services
NQ (Beijing) Co., Ltd. (“NQ Tongzhou”)	January 5, 2013	The PRC	Wholly-owned subsidiary	Software design and development for computer and mobile devices and other technology consulting services
Best Partners Ltd. (“Best Partners”)	September 6, 2013	Cayman Islands	Wholly-owned subsidiary of FL Mobile Inc.	Mobile advertising services
Beijing Wanpu Media Technologies Co., Ltd. (“Wanpu Beijing” or “Wanpu WFOE”)	September 6, 2013	The PRC	Wholly-owned subsidiary of Best Partners	Advertising services based on mobile internet platform in the PRC
Beijing NQ Mobile Co., Ltd. (“NQ Yizhuang”)	September 29, 2014	The PRC	Wholly-owned subsidiary	Consumer mobile security services in PRC and overseas markets, and technology consulting and services
FL Mobile Inc.	January 21, 2013	Cayman Islands	99.09%-owned subsidiary	Mobile advertising and mobile games services
FL Mobile (Beijing) Co., Ltd. (“FL Beijing”)	June 3, 2013	The PRC	Wholly-owned subsidiary of FL Mobile Hong Kong Limited	Mobile advertising and mobile games services
Linkmotion Holdings Ltd. (“Linkmotion”)	June 15, 2015	Cayman Islands	67%-owned subsidiary	Optimization of software and hardware in vehicle platform
Glory Team Ltd. (“Glory”)	October 1, 2015	Seychelles	Wholly-owned subsidiary of FL Mobile Hong Kong Limited	Mobile games distribution
Variable Interest Entities
Beijing Technology	October 21, 2005	The PRC	VIE of NQ Beijing	Consumer mobile security services in PRC market and research and development
FL Mobile	November 30, 2012	The PRC	VIE of FL Beijing	Mobile games and advertising
Subsidiaries of VIEs
Qingyun(Tianjin) Financial Management Co., Ltd. (“Tianjin Qingyun”)	February 21, 2012	The PRC	Wholly-owned subsidiary of Beijing Technology	Financial management services
Beijing Fanyue Information Technology Co., Ltd. (“Fanyue”)	March 21, 2013	The PRC	Wholly-owned subsidiary of FL Mobile	Off-line user acquisition services
Beijing Wanpu Century Co., Ltd. (“Wanpu Century”)	September 6, 2013	The PRC	Wholly-owned subsidiary of FL Mobile	Advertising services based on mobile internet platform in the PRC
Beijing Tianya Co., Ltd. (“Tianya”)	September 24, 2013	The PRC	Wholly-owned subsidiary of Beijing Technology	Mobile healthcare application developments and search engine marketing in healthcare industry
Chengdu Ruifeng Technology Co., Ltd. (“Ruifeng”)	October 15, 2013	The PRC	Wholly-owned subsidiary of Beijing Technology	Enterprise mobility system development and iOS training program
Shanghai Yinlong Information Technology Co., Ltd. (“Yinlong”)	November 11, 2013	The PRC	Wholly-owned subsidiary of Beijing Technology	Mobile music search, matching and recognition software services
Beijing Trustek Technology Co., Ltd. (“Beijing Trustek”)	January 10, 2014	The PRC	Wholly-owned subsidiary of Beijing Technology	Enterprise mobility solutions and services
Tianjin Huayong Wireless Technology Co., Ltd. (“Huayong”)	January 31, 2014	The PRC	68%-owned subsidiary of Beijing Technology	Research and development of live wallpapers
Beijing Showself Technology Co., Ltd. (“Showself”)	May 15, 2014	The PRC	65%-owned subsidiary of Beijing Technology	Development and operation of live mobile social video platform
YipaiTianxia Network Technology Ltd. (“Yipai”)	May 15, 2014	The PRC	70%-owned subsidiary of Beijing Technology	Mobile intelligent interactive advertising services
Beijing Century Hetu Software Technology Co., Ltd. (“Hetu”)	October 1, 2015	The PRC	Wholly-owned subsidiary of FL Mobile	Mobile games design and development

*	NetQin International Limited was renamed to NQ International Limited on August 1, 2012.
**	NetQin US Inc. was renamed to NQ Mobile US Inc. on December 14, 2011.
***	Other consolidated entities of the Company have been omitted from this list since, considered in an aggregate as one single entity, they would not constitute a significant subsidiary.

Consolidated Financial Information of VIE
	As of December 31,
	2014	2015
	US$	US$
Cash and cash equivalents	29,508	103,794
Term deposits	72,159	66,296
Restricted cash	3,767	1,640
Other intercompany receivable to WFOEs	91,605	608
Other intercompany receivable	138	3
Total current assets	306,508	287,997
Total non-current assets	375,510	362,919
Total assets	682,018	650,916
Intercompany payable to WFOEs for the service fees	11,468	20,139
Other intercompany payable to WFOEs	97,053	39,089
Other intercompany payable	163,468	185,551
Total current liabilities	349,814	312,523
Deferred tax liabilities, non-current	8,859	6,840
Total liabilities	358,673	319,363

	For the Years Ended December 31,
	2013	2014	2015
	US$	US$	US$
Total net revenues	139,886	275,372	377,506
Net income	21,098	18,751	36,136

	For the Years Ended December 31,
	2013	2014	2015
	US$	US$	US$
Net cash provided by operating activities	14,538	30,094	30,287
Net cash (used in)/provided by investing activities	(8,027)	(9,415)	45,017
Net cash provided by financing activities	—	—	—
Effect of exchange rate changes on cash and cash equivalents	(2,851)	(2,643)	(1,018)
Net (decrease)/increase in cash and cash equivalents balance	(3,660)	18,036	74,286